Equity-accounted investees	12 Months Ended
Dec. 31, 2018
Interests in Other Entities [Abstract]
Equity-accounted investees
Equity-accounted investees

(in thousands of USD)	December 31, 2018	December 31, 2017
Assets
Interest in joint ventures	43,182	30,595
Interest in associates	—	—
TOTAL ASSETS	43,182	30,595

Liabilities
Interest in joint ventures	—	—
Interest in associates	—	—
TOTAL LIABILITIES	—	—

Associates

(in thousands of USD)	December 31, 2018	December 31, 2017
Carrying amount of interest at the beginning of the period	—	1,546
Group's share of profit (loss) for the period	—	149
Dividend in kind (shares TUKA) distributed by associate (Note 23)	—	(1,559)
Reclassification of associate to joint venture (Note 23)	—	(136)
Carrying amount of interest at the end of the period	—	—

Joint Ventures
The following table contains a roll forward of the balance sheet amounts with respect to the Group's joint ventures:

	ASSET		LIABILITY
(in thousands of USD)	Investments in equity accounted investees	Shareholders loans	Investments in equity accounted investees	Shareholders loans
Gross balance	(38,095)	317,749	—	—
Offset investment with shareholders loan	58,520	(58,520)	—	—
Balance at January 1, 2016	20,425	259,229	—	—

Group's share of profit (loss) for the period	40,161	—	—	—
Group's share of other comprehensive income	1,224	—	—	—
Group's share on upstream transactions	4,646	—	—	—
Capital increase/(decrease) in joint ventures	(3,737)	—	—	—
Dividends received from joint ventures	(23,478)	—	—	—
Movement shareholders loans to joint ventures	—	(18,499)	—	—
Business Combinations	15,981	(95,738)	—	—

Gross balance	(3,298)	203,512	—	—
Offset investment with shareholders loan	20,165	(20,165)	—	—
Balance at December 31, 2016	16,867	183,348	—	—

Group's share of profit (loss) for the period	29,933	—	—	—
Group's share of other comprehensive income	483	—	—	—
Dividends received from joint ventures	(1,250)	—	—	—
Dividend in kind (shares TUKA) received from associate (Note 23)	1,559	—	—	—
Reclassification of associate to joint venture (Note 23)	136	—	—	—
Movement shareholders loans to joint ventures	—	(40,750)	—	—

Gross balance	27,565	162,763	—	—
Offset investment with shareholders loan	3,030	(3,030)	—	—
Balance at December 31, 2017	30,595	159,733	—	—

	ASSET		LIABILITY
(in thousands of USD)	Investments in equity accounted investees	Shareholders loans	Investments in equity accounted investees	Shareholders loans
Group's share of profit (loss) for the period	16,076	—	—	—
Group's share of other comprehensive income	(459)	—	—	—
Movement shareholders loans to joint ventures	—	(134,097)	—	—

Gross balance	43,182	28,666	—	—
Offset investment with shareholders loan	—	—	—	—
Balance at December 31, 2018	43,182	28,666	—	—

The Group's share on upstream transactions in 2016 related to the buy-out of the joint venture partner to obtain full control of the VLCC V.K. Eddie. On November 23, 2016, the Group purchased the VLCC V.K. Eddie from its 50% joint venture Seven Seas Shipping Ltd. In the Group's consolidated financial statements, 50% of the gain recognized on this transaction by Seven Seas Shipping Ltd. was eliminated.
The decrease in the balance of shareholders' loans to joint ventures in 2016 is primarily due to the disposal of two joint ventures and the acquisition of two other joint ventures on June 2, 2016, as set out in Note 24, resulting in the settlement or consolidation, respectively, of the Group's shareholders' loan balances versus these entities. For more details, we refer to the table summarizing the financial information of the Groups' joint ventures further below.
The decrease in the balance of shareholders’ loans to joint ventures in 2018 is primarily due to the USD 220.0 million senior secured credit facility which TI Asia Ltd. and TI Africa Ltd. entered into March 29, 2018. The shareholders loans were partially repaid by using a part of the proceeds of this new borrowing. In this context, the Company provided a guarantee for the revolving tranche of the above credit facility.

Joint venture	Segment	Description
Great Hope Enterprises Ltd	Tankers	No operating activities, liquidated in 2016
Kingswood Co. Ltd	Tankers	Holding company; parent of Seven Seas Shipping Ltd. and to be liquidated in the future
Seven Seas Shipping Ltd	Tankers	Formerly owner of 1 VLCC bought in 2016 by Euronav. Wholly owned subsidiary of Kingswood Co. Ltd.
Fiorano Shipholding Ltd	Tankers	Single ship company, owner of 1 Suezmax, acquired Bretta's equity interest in 2016 (liquidated in 2018)
Larvotto Shipholding Ltd	Tankers	Single ship company, owner of 1 Suezmax, acquired Bretta's equity interest in 2016 (liquidated in 2018)
Fontvieille Shipholding Ltd	Tankers	Single ship company, owner of 1 Suezmax, sold our equity interest to Bretta in 2016
Moneghetti Shipholding Ltd	Tankers	Single ship company, owner of 1 Suezmax, sold our equity interest to Bretta in 2016
Tankers Agencies (UK) Ltd	Tankers	Parent company of Tankers International Ltd
Tankers International LLC	Tankers	The manager of the Tankers International Pool who commercially manages the majority of the Group's VLCCs
TI Africa Ltd	FSO	Operator and owner of a single floating storage and offloading facility (FSO Africa) *
TI Asia Ltd	FSO	Operator and owner of a single floating storage and offloading facility (FSO Asia) *
* FSO Asia and FSO Africa are on a time charter contract to North Oil Company (NOC), the new operator of Al Shaheen field, until mid 2022.
The following table contains summarized financial information for all of the Group's joint ventures:

	Asset
(in thousands of USD)	Great Hope Enterprises Ltd	Kingswood Co. Ltd	Seven Seas Shipping Ltd	Fiorano Shipholding Ltd	Fontvieille Shipholding Ltd	Larvotto Shipholding Ltd	Moneghetti Shipholding Ltd	TI Africa Ltd	TI Asia Ltd	Total
At December 31, 2016
Percentage ownership interest	50%	50%	50%	50%	50%	50%	50%	50%	50%

Non-Current assets	—	946	—	—	—	—	—	198,826	192,344	392,116
of which Vessel	—	—	—	—	—	—	—	189,821	182,519	372,340
Current Assets	—	76	3,221	—	—	—	—	38,206	47,889	89,392
of which cash and cash equivalents	—	—	555	—	—	—	—	26,928	36,591	64,074
Non-Current Liabilities	—	—	946	—	—	—	—	276,498	132,763	410,207
Of which bank loans	—	—	—	—	—	—	—	—	—	—
Current Liabilities	—	2	132	—	—	—	—	863	76,899	77,896
Of which bank loans	—	—	—	—	—	—	—	—	75,343	75,343
Net assets (100%)	—	1,020	2,143	—	—	—	—	(40,329)	30,571	(6,595)

Group's share of net assets	—	510	1,072	—	—	—	—	(20,165)	15,285	(3,298)

Shareholders loans to joint venture	—	—	—	—	—	—	—	137,615	65,897	203,512

Net Carrying amount of interest in joint venture	—	510	1,072	—	—	—	—	—	15,285	16,867

Remaining shareholders loan to joint venture	—	—	—	—	—	—	—	117,451	65,897	183,348

Revenue	—	—	13,646	7,182	6,404	6,901	7,471	65,188	65,063	171,855
Depreciations and amortization	—	—	(3,344)	(2,047)	(2,037)	(1,929)	(2,049)	(18,209)	(17,933)	(47,548)
Interest Expense	—	—	(3)	(223)	(377)	(288)	(537)	(400)	(4,703)	(6,531)
Income tax expense	—	—	—	—	—	—	—	(326)	(106)	(432)
Profit (loss) for the period (100%)	(32)	12	7,469	1,146	500	1,082	1,270	36,515	32,359	80,322
Other comprehensive income (100%)	—	—	—	—	—		—	—	2,448	2,448

Group's share of profit (loss) for the period	(16)	6	3,735	573	250	541	635	18,257	16,180	40,161

Group's share of other comprehensive income	—	—	—	—	—	—	—	—	1,224	1,224

(in thousands of USD)	Kingswood Co. Ltd	Seven Seas Shipping Ltd	TI Africa Ltd	TI Asia Ltd	Tankers Agencies (UK) Ltd (see Note 23)	TI LLC (see Note 23)	Total
At December 31, 2017
Percentage ownership interest	50%	50%	50%	50%	50%	50%

Non-Current assets	629	—	182,298	175,826	363	98	359,214
of which Vessel	—	—	171,612	164,587	—	—	336,199
Current Assets	—	993	12,639	10,521	149,650	1,108	174,912
of which cash and cash equivalents	—	689	4,062	1,968	1,889	—	8,608
Non-Current Liabilities	—	629	200,231	128,653	—	—	329,514
Of which bank loans	—	—	—	—	—	—	—
Current Liabilities	111	91	766	687	147,453	975	150,083
Of which bank loans	—	—	—	—	43,000	—	43,000
Net assets (100%)	518	273	(6,060)	57,007	2,560	232	54,530

Group's share of net assets	259	137	(3,030)	28,503	1,559	136	27,565

Shareholders loans to joint venture	—	—	100,115	62,647	—	—	162,762

Net Carrying amount of interest in joint venture	259	137	—	28,503	1,559	136	30,595

Remaining shareholders loan to joint venture	—	—	97,085	62,647	—	—	159,732

Revenue	—	61	61,015	58,011	—	—	119,087
Depreciations and amortization	—	—	(18,209)	(17,933)	—	—	(36,142)
Interest Expense	—	—	(90)	(1,961)	—	—	(2,052)
Income tax expense	—	—	383	(3,359)	—	—	(2,976)
Profit (loss) for the period (100%)	(2)	130	34,269	25,467	—	—	59,865
Other comprehensive income (100%)	—	—	—	966	—	—	966

Group's share of profit (loss) for the period	(1)	65	17,135	12,734	—	—	29,932

Group's share of other comprehensive income	—	—	—	483	—	—	483

(in thousands of USD)	Kingswood Co. Ltd	Seven Seas Shipping Ltd	TI Africa Ltd	TI Asia Ltd	Tankers Agencies (UK) Ltd (see Note 23)	TI LLC (see Note 23)	Total
At December 31, 2018
Percentage ownership interest	50%	50%	50%	50%	50%	50%

Non-Current assets	522	—	154,553	147,962	306	—	303,343
of which Vessel	—	—	153,404	146,654	—	—	300,058
Current Assets	—	792	9,119	22,450	289,431	288	322,080
of which cash and cash equivalents	—	696	484	2,561	2,487	—	6,227
Non Current Liabilities	—	522	130,068	74,171	—	—	204,760
Of which bank loans	—	—	70,080	67,551	—	—	137,630
Current Liabilities	5	1	24,400	23,699	286,825	48	334,978
Of which bank loans	—	—	23,867	23,015	64,500	—	111,382
Net assets (100%)	517	269	9,205	72,543	2,912	240	85,685

Group's share of net assets	258	134	4,603	36,271	1,774	141	43,182

Shareholders loans to joint venture	—	—	28,665	—	—	—	28,665

Net Carrying amount of interest in joint venture	258	134	4,603	36,271	1,774	141	43,182

Remaining shareholders loan to joint venture	—	—	28,665	—	—	—	28,665

Revenue	—	1	49,129	49,180	749,229	—	847,540
Depreciations and amortization	—	—	(18,209)	(17,933)	(71)	—	(36,213)
Interest Expense	—	—	(3,857)	(3,733)	(2,571)	—	(10,161)
Income tax expense	—	—	(1,585)	(1,611)	(216)	—	(3,412)
Profit (loss) for the period (100%)	(2)	(5)	15,742	15,977	352	10	32,074
Other comprehensive income (100%)	—	—	(477)	(441)	—	—	(918)

Group's share of profit (loss) for the period	(1)	(2)	7,871	7,989	214	6	16,076

Group's share of other comprehensive income	—	—	(239)	(220)	—	—	(459)

Loans and borrowings
On March 29, 2018, TI Asia Ltd. and TI Africa Ltd. entered into a USD 220.0 million senior secured credit facility. The facility consists of a term loan of USD 110.0 million and a revolving loan of USD 110.0 million for the purpose of refinancing the two FSOs as well as for general corporate purposes. The Company provided a guarantee for the revolving credit facility tranche. The fair value of this guarantee is not significant given the long term contract both FSOs have with North Oil Company, which results in sufficient repayment capacity under these facilities. Transaction costs for a total amount of USD 2.2 million are amortized over the lifetime of the instrument using the effective interest rate method. As of December 31, 2018 the outstanding balance on this facility was USD 186.1 million in aggregate.
All bank loans in the joint ventures are secured by the underlying vessel or FSO.
The following table summarizes the terms and debt repayment profile of the bank loans held by the joint ventures:

(in thousands of USD)				December 31, 2018			December 31, 2017
	Curr.	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
TI Asia Ltd revolving loan 54M*	USD	libor +2.0%	2022	45,671	45,671	45,283	—	—	—
TI Asia Ltd loan 54M	USD	libor +2.0%	2022	45,671	45,671	45,283	—	—	—
TI Africa Ltd revolving loan 56M*	USD	libor +2.0%	2022	47,362	47,362	46,974	—	—	—
TI Africa Ltd loan 56M*	USD	libor +2.0%	2022	47,362	47,362	46,974	—	—	—
Total interest-bearing bank loans				186,067	186,067	184,513	—	—	—
* The mentioned secured bank loans are subject to loan covenants.
Loan covenant
As of December 31, 2018, all joint ventures were in compliance with the covenants, as applicable, of their respective loans.

Interest rate swaps
In connection to the USD 220.0 million facility, the JV's entered in several Interest Rate Swap (IRSs) instruments for a combined notional value of USD 208.8 million (Euronav’s share amounts to 50%). These IRSs are used to hedge the risk related to the fluctuation of the Libor rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments are measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs have a remaining duration between three and four years matching the repayment profile of that facility and mature on July 21, 2022 and September 22, 2022 for FSO Asia and FSO Africa respectively (see Note 13).

Vessels
On June 2, 2016, the Group entered into a share swap and claims transfer agreement (see Note 24). As a result, the Group became the full owner of the two youngest vessels, the Captain Michael (2012 – 157,648 dwt) and the Maria (2012 – 157,523 dwt), while Bretta became the full owner of the Devon and the Eugenie.
On November 23, 2016, Seven Seas Shipping Ltd delivered the VLCC V.K. Eddie (2005 – 305,261 dwt) to the Group after the sale announced on November 2, 2016 for USD 39.0 million. Seven Seas Shipping Ltd recognized a gain of USD 9.3 million on this transaction in the last quarter of 2016. In the Group's consolidated financial statements, 50% of this gain was eliminated.
There were no capital commitments as of December 31, 2018, December 31, 2017 and December 31, 2016.
Cash and cash equivalents

(in thousands of USD)	2018	2017

Cash and cash equivalents of the joint ventures	6,227	8,608
Group's share of cash and cash equivalents	3,385	4,304
of which restricted cash	—	—